Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 5. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Representative Shares (as defined in Note 7), and Private Placement Warrants, as well as any warrants that may be issued in payment of Working Capital Loans (as defined in Note 6) made to the Company, are entitled to registration rights pursuant to an agreement signed prior to or on the effective date of the IPO. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Representative Shares, Private Placement Warrants and warrants issued in payment of Working Capital Loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. Notwithstanding anything to the contrary, EF Hutton may only make a demand on one occasion and only during the five-year period beginning on the effective date of the IPO. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EF Hutton may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the IPO. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to 915,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On December 29, 2023, the underwriters partially exercised their over-allotment option for an additional 800,000 Units. On February 12, 2024, the remainder of the over-allotment option to purchase 115,000 Units expired.

The underwriters were entitled to a cash underwriting discount of 0.85% of the gross proceeds of the IPO, or $586,500, paid upon the closing of the IPO. Additionally, the underwriters were entitled to a deferred underwriting discount of 3.65% of the gross proceeds of the IPO, or $2,518,500, payable upon the closing of an initial Business Combination.

NOTE 5 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares (as defined in Note 6), Representative Shares, and Private Placement Warrants (as defined below), as well as any warrants that may be issued in payment of Working Capital Loans made to Company, are entitled to registration rights pursuant to an agreement signed prior to or on the effective date of the Initial Public Offering. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Representative Shares, Private Placement Warrants and warrants issued in payment of Working Capital Loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. Notwithstanding anything to the contrary, EF Hutton may only make a demand on one occasion and only during the five-year period beginning on the effective date of the Initial Public Offering. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EF Hutton may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company has granted the underwriters a 45-day option from the date of Initial Public Offering to purchase up to 915,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On December 29, 2023, the underwriters partially exercised their over-allotment option for an additional 800,000 Units.

The underwriters were entitled to a cash underwriting discount of 0.85% of the gross proceeds of the Initial Public Offering, or $586,500, paid upon the closing of the Initial Public Offering. Additionally, the underwriters were entitled to a deferred underwriting discount of 3.65% of the gross proceeds of the Initial Public Offering, or $2,518,500, payable upon the closing of an initial Business Combination.